Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2022
OPERATING EXPENSES
General and administrative	$ 1,062,557	$ 30	$ 1,030	$ 7,865	$ 1,852,616
Franchise tax	50,000			60,750	150,000
Loss from operations	1,112,557	30	1,030	68,615	2,002,616
Other income:
Interest income from investments held in Trust Account	349,006			11	461,130
Total other income				11
Other income	349,006				461,130
Loss before provision for income taxes	(763,551)	(30)	(1,030)		(1,541,486)
Provision for income taxes	(52,582)				(52,582)
Net loss	$ (816,133)	$ (30)	$ (1,030)	$ (68,604)	$ (1,594,068)
Common stock
Other income:
Weighted average shares outstanding of Common stock (in Shares)				1,785,218
Basic and diluted net income per share, Common stock (in Dollars per share)				$ (0.04)
Redemption feature
Other income:
Weighted average shares outstanding of Common stock (in Shares)	7,727,686				7,716,804
Basic and diluted net income per share, Common stock (in Dollars per share)	$ (0.08)				$ (0.16)
No redemption feature
Other income:
Weighted average shares outstanding of Common stock (in Shares)	2,227,054	1,437,500	1,437,500		2,013,230
Basic and diluted net income per share, Common stock (in Dollars per share)	$ (0.08)	$ 0	$ 0		$ (0.16)